Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Mar. 31, 2014
Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2013	2014	2013	2014
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,193,566)	¥(1,283,216)	¥(536,064)	¥(685,155)
Service cost	(31,124)	(33,701)	(24,826)	(27,342)
Interest cost	(23,871)	(19,248)	(26,107)	(31,857)
Plan participants’ contributions	—	—	(26)	(13)
Actuarial gain (loss)	(82,834)	(4,833)	(33,210)	20,074
Benefits paid	48,179	47,363	11,177	39,339
Amendment	—	—	—	57,251
Curtailment	—	—	—	1,084
Foreign currency translation	—	—	(76,099)	(63,053)

Benefit obligations at end of year	(1,283,216)	(1,293,635)	(685,155)	(689,672)

Change in plan assets:
Fair value of plan assets at beginning of year	801,701	918,518	422,500	543,164
Actual return on plan assets	94,446	71,304	45,124	67,666
Employer contributions	70,550	69,580	23,795	33,557
Plan participants’ contributions	—	—	26	13
Benefits paid	(48,179)	(47,363)	(11,177)	(39,339)
Foreign currency translation	—	—	62,896	51,891

Fair value of plan assets at end of year	918,518	1,012,039	543,164	656,952

Funded status	¥(364,698)	¥(281,596)	¥(141,991)	¥(32,720)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,480	¥2,626	¥—	¥18,643
Current liabilities	(364)	(335)	(38)	(40)
Noncurrent liabilities	(365,814)	(283,887)	(141,953)	(51,323)

Total	¥(364,698)	¥(281,596)	¥(141,991)	¥(32,720)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥394,998	¥335,886	¥206,941	¥145,979
Net transition obligation	—	—	77	35
Prior service cost (benefit)	(121,671)	(105,367)	(1,905)	(35,497)

Total	¥273,327	¥230,519	¥205,113	¥110,517

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,262,263)	¥(1,272,687)	¥(493,040)	¥(469,569)
Accumulated benefit obligations	(1,180,781)	(1,191,640)	(453,165)	(469,152)
Fair value of plan assets	897,066	988,744	367,949	429,441

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2014 include the following:

	Yen (millions)
	2012	2013	2014
Japanese plans:
Pension cost
Service cost-benefits earned during the year	¥33,454	¥31,124	¥33,701
Interest cost on projected benefit obligations	23,481	23,871	19,248
Expected return on plan assets	(23,645)	(24,048)	(25,341)
Amortization of actuarial loss (gain)	20,373	18,149	17,218
Amortization of prior service cost (benefit)	(16,304)	(16,304)	(16,304)

Total	¥37,359	¥32,792	¥28,522

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥(13,305)	¥10,137	¥(41,894)
Amortization of actuarial loss (gain)	(20,373)	(18,149)	(17,218)
Amortization of prior service cost (benefit)	16,304	16,304	16,304

Total	(17,374)	8,292	(42,808)

Total recognized in pension cost and other comprehensive income (loss)	¥19,985	¥41,084	¥(14,286)

Foreign plans:
Pension cost
Service cost-benefits earned during the year	¥19,506	¥24,826	¥27,342
Interest cost on projected benefit obligations	24,130	26,107	31,857
Expected return on plan assets	(26,796)	(30,254)	(39,624)
Amortization of actuarial loss (gain)	5,829	10,724	12,538
Amortization of net transition obligation	30	33	42
Amortization of prior service cost (benefit)	6	(205)	(2,291)
Curtailment gain	—	—	(21,368)
Other	3	17	—

Total	¥22,708	¥31,248	¥8,496

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥71,160	¥16,466	¥(48,424)
Amortization of actuarial loss (gain)	(5,829)	(10,724)	(12,538)
Amortization of net transition obligation	(30)	(33)	(42)
Prior service cost (benefit)	(2,677)	41	(57,251)
Amortization of prior service cost (benefit)	(6)	205	2,291
Curtailment gain	—	—	21,368

Total	62,618	5,955	(94,596)

Total recognized in pension cost and other comprehensive income (loss)	¥85,326	¥37,203	¥(86,100)

Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year

The following table presents the estimated amounts that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year.

	Yen (millions)
	Japanese plans	Foreign plans
Amortization of actuarial loss (gain)	¥13,451	¥12,019
Amortization of net transition obligation	—	3
Amortization of prior service cost (benefit)	(16,304)	(3,371)

Estimated Future Gross Benefit Payments

The following table presents estimated future gross benefit payments:

Years ending March 31	Yen (millions)
	Japanese plans	Foreign plans
2015	¥46,670	¥23,297
2016	47,386	24,904
2017	48,683	26,797
2018	50,984	29,143
2019	53,616	32,020
2020-2024	298,741	198,433

Benefit obligation
Weighted-average Assumptions

Weighted-average assumptions used to determine benefit obligation at March 31, 2013 and 2014 were as follows:

	2013	2014
Japanese plans:
Discount rate	1.5%	1.5%
Rate of salary increase	2.2%	2.2%
Foreign plans:
Discount rate	4.5 ~ 4.7%	4.6 ~ 4.8%
Rate of salary increase	2.5 ~ 4.1%	2.5 ~ 3.9%

Net periodic benefit cost
Weighted-average Assumptions

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2014 were as follows:

	2012	2013	2014
Japanese plans:
Discount rate	2.0%	2.0%	1.5%
Rate of salary increase	2.2%	2.1%	2.2%
Expected long-term rate of return	3.0%	3.0%	3.0%
Foreign plans:
Discount rate	5.5 ~ 6.0%	4.6 ~ 5.2%	4.5 ~ 4.7%
Rate of salary increase	1.5 ~ 4.6%	1.5 ~ 4.4%	2.5 ~ 4.1%
Expected long-term rate of return	6.5 ~ 7.5%	6.2 ~ 7.7%	6.0 ~ 7.4%

Japanese plans
Fair Value of Pension Plan Assets by Asset Category

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥25,534	¥—	¥—	¥25,534
Equity securities	312,764	263	—	313,027
Corporate bonds	4,320	5,477	18	9,815
Government, agency and local bonds	93,450	217,964	163	311,577
Group annuity insurance:
General accounts	—	21,042	—	21,042
Separate accounts	—	10,773	—	10,773
Pooled funds:
Hedge funds	—	—	85,391	85,391
Commingled and other mutual funds	2,033	135,619	1,213	138,865
Derivative instruments	81	2,413	—	2,494

Total	¥438,182	¥393,551	¥86,785	¥918,518

	Yen (millions)
As of March 31, 2014	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥20,438	¥—	¥—	¥20,438
Equity securities	349,601	254	2	349,857
Corporate bonds	8,341	1,829	86	10,256
Government, agency and local bonds	256,114	107,491	—	363,605
Group annuity insurance:
General accounts	—	23,688	—	23,688
Separate accounts	—	11,625	—	11,625
Pooled funds:
Hedge funds	—	—	95,860	95,860
Commingled and other mutual funds	1,559	137,078	1,286	139,923
Derivative instruments	16	(3,229)	—	(3,213)

Total	¥636,069	¥278,736	¥97,234	¥1,012,039

*	Information about the three hierarchy levels is described in note 16.

Reconciliations for Level 3 Pension Plan Assets

The following tables present reconciliations during the years ended March 31, 2013 and 2014 for Level 3 Japanese pension plan assets.

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2013				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	22	10,484	13	10,519
Relating to assets sold during the period	60	—	1	804	—	865
Purchases, sales and settlements, net	(240)	18	40	10,832	1,200	11,850
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance at end of year	¥—	¥18	¥163	¥85,391	¥1,213	¥86,785

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2014				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥—	¥18	¥163	¥85,391	¥1,213	¥86,785
Actual return on plan assets:
Relating to assets still held at the reporting date	—	4	—	9,600	73	9,677
Relating to assets sold during the period	—	—	3	644	—	647
Purchases, sales and settlements, net	2	64	(139)	225	—	152
Transfers in and/or out of Level 3	—	—	(27)	—	—	(27)

Balance at end of year	¥2	¥86	¥—	¥95,860	¥1,286	¥97,234

Foreign plans
Fair Value of Pension Plan Assets by Asset Category

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥6,178	¥—	¥—	¥6,178
Short-term investments	742	10,787	—	11,529
Equity securities	157,704	—	—	157,704
Corporate bonds	—	51,660	282	51,942
Government, agency and local bonds	2,868	42,416	373	45,657
Pooled funds:
Real estate funds	—	—	26,995	26,995
Private equity funds	—	—	22,946	22,946
Hedge funds	—	—	28,695	28,695
Commingled and other mutual funds	309	176,534	10,788	187,631
Derivative instruments	—	130	(73)	57
Asset-backed securities	—	3,830	—	3,830

Total	¥167,801	¥285,357	¥90,006	¥543,164

	Yen (millions)
As of March 31, 2014	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥6,597	¥—	¥—	¥6,597
Short-term investments	462	11,891	—	12,353
Equity securities	201,787	3,514	—	205,301
Corporate bonds	—	61,883	266	62,149
Government, agency and local bonds	4,170	54,136	49	58,355
Pooled funds:
Real estate funds	—	—	35,856	35,856
Private equity funds	—	—	33,215	33,215
Hedge funds	—	—	35,807	35,807
Commingled and other mutual funds	—	184,288	17,091	201,379
Derivative instruments	(704)	1,475	(6)	765
Asset-backed securities	—	5,175	—	5,175

Total	¥212,312	¥322,362	¥122,278	¥656,952

*	Information about the three hierarchy levels is described in note 16.

Reconciliations for Level 3 Pension Plan Assets

The following tables present reconciliations during the years ended March 31, 2013 and 2014 for Level 3 foreign pension plan assets.

	Yen (millions)
			Pooled funds
For the year ended March 31, 2013	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Total
Balance at beginning of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥46,758
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)	7	1,010	898	1,537	606	2	4,058
Relating to assets sold during the period	11	7	(2)	291	3	—	7	317
Purchases, sales and settlements, net	70	95	7,935	9,056	3,869	7,438	(45)	28,418
Transfers in and/or out of Level 3	171	219	—	—	—	—	—	390
Foreign currency translation	32	45	2,862	2,671	3,560	904	(9)	10,065

Balance at end of year	¥282	¥373	¥26,995	¥22,946	¥28,695	¥10,788	¥(73)	¥90,006

	Yen (millions)
			Pooled funds
For the year ended March 31, 2014	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Total
Balance at beginning of year	¥282	¥373	¥26,995	¥22,946	¥28,695	¥10,788	¥(73)	¥90,006
Actual return on plan assets:
Relating to assets still held at the reporting date	(12)	2	2,403	1,778	3,217	353	—	7,741
Relating to assets sold during the period	(3)	—	2	401	—	—	1	401
Purchases, sales and settlements, net	21	45	3,499	6,355	1,075	3,539	71	14,605
Transfers in and/or out of Level 3	(48)	(397)	—	—	—	—	—	(445)
Foreign currency translation	26	26	2,957	1,735	2,820	2,411	(5)	9,970

Balance at end of year	¥266	¥49	¥35,856	¥33,215	¥35,807	¥17,091	¥(6)	¥122,278